Strategic Funding (Details) - Schedule of Long-Term Loan to Cash Flow from Financing Activities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Long-Term Loan to Cash Flow from Financing Activities [Abstract]
Balance at the beginning of year	$ 1,223
Balance at the end of year	1,092	1,223
Long-term loans received	888	1,667
Long-term loans payments (interest and principal)	(915)	(247)
Payments related to extinguishment of long-term loans	(134)
Allocation of transaction costs to equity	(158)	(369)
Finance expenses, net	$ 188	$ 172